As filed with the Securities and Exchange Commission on July 16, 2021

Securities Act File No. 333-[   ]

1940 Act File No. 811-23333

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-2

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No.	[ ]
Post-Effective Amendment No.	[ ]

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]
Amendment No. 9	[X]

Cliffwater Corporate Lending Fund

(Exact Name of Registrant as Specified in Charter)

c/o UMB Fund Services, Inc.

235 West Galena Street

Milwaukee, WI 53212

(Address of Principal Executive Offices)

414-299-2270

(Registrant’s Telephone Number)

Ann Maurer

235 West Galena Street

Milwaukee, WI 53212

(Name and Address of Agent for Service)

Copy to:

Joshua B. Deringer, Esq.

Faegre Drinker Biddle & Reath LLP

One Logan Square, Ste. 2000

Philadelphia, PA 19103-6996

215-988-2700

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
AS SOON AS PRACTICABLE AFTER THE EFFECTIVE DATE
OF THIS REGISTRATION STATEMENT.

[ ]	Check box if the only securities being registered on this Form are being offered pursuant to dividend or interest reinvestment plans.

[ ]	Check box if any securities being registered on this Form will be offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933 (“Securities Act”), other than securities offered in connection with a dividend reinvestment plan.

[ ]	Check box if this Form is a registration statement pursuant to General Instruction A.2 or a post-effective amendment thereto.

[ ]	Check box if this Form is a registration statement pursuant to General Instruction B or a post-effective amendment thereto that will become effective upon filing with the Commission pursuant to Rule 462(e) under the Securities Act.

[ ]	Check box if this Form is a post-effective amendment to a registration statement filed pursuant to General Instruction B to register additional securities or additional classes of securities pursuant to Rule 413(b) under the Securities Act.

It is proposed that this filing will become effective (check appropriate box)

[ ]	when declared effective pursuant to Section 8(c) of the Securities Act

The following boxes should only be included and completed if the registrant is making this filing in accordance with Rule 486 under the Securities Act.

[ ]	immediately upon filing pursuant to paragraph (b) on (date) pursuant to paragraph (b)

[ ]	60 days after filing pursuant to paragraph (a) on (date) pursuant to paragraph (a)

If appropriate, check the following box:

[ ]	This [post-effective] amendment designates a new effective date for a previously filed [post-effective amendment] [registration statement].

[X]	This Form is filed to register additional securities for an offering pursuant to Rule 462(b) under the Securities Act, and the Securities Act registration statement number of the earlier effective registration statement for the same offering is: 333-255668.

[ ]	This Form is a post-effective amendment filed pursuant to Rule 462(c) under the Securities Act, and the Securities Act registration statement number of the earlier effective registration statement for the same offering is: _____.

[ ]	This Form is a post-effective amendment filed pursuant to Rule 462(d) under the Securities Act, and the Securities Act registration statement number of the earlier effective registration statement for the same offering is: _____.

Check each box that appropriately characterizes the Registrant:

[X]	Registered Closed-End Fund (closed-end company that is registered under the Investment Company Act of 1940 (“Investment Company Act”)).

[ ]	Business Development Company (closed-end company that intends or has elected to be regulated as a business development company under the Investment Company Act).

[X]	Interval Fund (Registered Closed-End Fund or a Business Development Company that makes periodic repurchase offers under Rule 23c-3 under the Investment Company Act).

[ ]	A.2 Qualified (qualified to register securities pursuant to General Instruction A.2 of this Form).

[ ]	Well-Known Seasoned Issuer (as defined by Rule 405 under the Securities Act).

[ ]	Emerging Growth Company (as defined by Rule 12b-2 under the Securities Exchange Act of 1934 (“Exchange Act”).

[ ]	If an Emerging Growth Company, indicate by check mark if the registrant has elected not to use the extended transition period for complying with any new or revised financial accounting standards provided pursuant to Section 7(a)(2)(B) of Securities Act.

[ ]	New Registrant (registered or regulated under the Investment Company Act for less than 12 calendar months preceding this filing).

CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933
TITLE OF SECURITIES BEING REGISTERED	PROPOSED MAXIMUM AGGREGATE OFFERING PRICE	AMOUNT OF REGISTRATION FEE
Shares of Beneficial Interest	$ 500,000,000	$ 54,550

EXPLANATORY NOTE

This Registration Statement is being filed to register additional shares of beneficial interest of the Registrant pursuant to Rule 462(b) under the Securities Act of 1933, as amended. The contents of the Registration Statement on Form N-2 relating to the same offering and all amendments thereto (File No. 333-255668), including the prospectus and statement of additional information included therein, effective as of April 30, 2021, are incorporated herein by reference.

PART C:

OTHER INFORMATION

Cliffwater Corporate Lending Fund (the “Registrant”)

Item 25. Financial Statements and Exhibits

(1)	Financial Statements:

The audited financial statements of the Registrant for the fiscal year ended December 31, 2020, including the report of the Registrant’s independent public accounting firm, are incorporated by reference to N-CSR (Reg. 811-23333) as previously filed on March 11, 2021.

(2)	Exhibits

(a)(1)	Agreement and Declaration of Trust are incorporated by reference to Exhibit (a)(1) to the Registrant's Registration Statement on Form N-2 (Reg. 811-23333) as previously filed on March 30, 2018.

(a)(2)	Certificate of Trust is incorporated by reference to Exhibit (a)(2) to the Registrant’s Registration Statement on Form N-2 (Reg. 811-23333) as previously filed on March 30, 2018.

(a)(3)	Certificate of Amendment to Certificate of Trust is incorporated by reference to Exhibit (a)(3) to Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-2 (Reg. 811-23333) as previously filed on September 28, 2018.

(b)	By-Laws are incorporated by reference to Exhibit (b) to the Registrant's Registration Statement on Form N-2 (Reg. 811-23333) as previously filed on March 30, 2018.

(c)	Not applicable.

(d)	Refer to Exhibit (a)(1) and (b).

(e)	Not applicable.

(f)	Not applicable.

(g)(1)	Investment Management Agreement between the Registrant and Cliffwater LLC is incorporated by reference to Exhibit (g)(1) to Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-2 (Reg. 811-23333) as previously filed on February 28, 2019.

(g)(2)	Sub-Advisory Agreement by and among Registrant, Cliffwater LLC and Audax Management Company (NY), LLC is incorporated by reference to Exhibit (g)(2) to Post-Effective Amendment No. 8 to the Registrant’s Registration Statement on Form N-2 (Reg. 811-23333) as previously filed on April 30, 2021

(g)(3)	Interim Sub-Advisory Agreement by and among Registrant, Cliffwater LLC and Crescent Capital Group LP is incorporated by reference to Exhibit (g)(3) to Post-Effective Amendment No. 8 to the Registrant's Registration Statement on Form N-2 (Reg. 811-23333) as previously filed on April 30, 2021.

(g)(4)	Sub-Advisory Agreement by and among Registrant, Cliffwater LLC and BlackRock Capital Investment Advisors, LLC is incorporated by reference to Exhibit (g)(4) to Post-Effective Amendment No. 8 to the Registrant’s Registration Statement on Form N-2 (Reg. 811-23333) as previously filed on April 30, 2021.

(h)(1)	Distribution Agreement between the Registrant and Foreside Fund Services, LLC is incorporated by reference to Exhibit (h)(1) to Pre-Effective Amendment No. 2 to the Registrant's Registration Statement on Form N-2 (Reg. 811-23333) as previously filed on February 28, 2019.

(h)(2)	Distribution and Service Plan is incorporated by reference to Exhibit (h)(2) to Pre-Effective Amendment No. 2 to the Registrant's Registration Statement on Form N-2 (Reg. 811-23333) as previously filed on February 28, 2019.

(i)	Not applicable.

(j)	Custody Agreement between the Registrant and State Street Bank and Trust Company is incorporated by reference to Exhibit (j) to Pre-Effective Amendment No. 2 to the Registrant's Registration Statement on Form N-2 (Reg. 811-23333) as previously filed on February 28, 2019.

(k)(1)	Administration, Fund Accounting and Recordkeeping Agreement between the Registrant and UMB Fund Services, Inc. is incorporated by reference to Exhibit (k)(1) to Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-2 (Reg. 811-23333) as previously filed on February 28, 2019.

(k)(2)	Amended and Restated Expense Limitation and Reimbursement Agreement is incorporated by reference to Exhibit (k)(2) to Post-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-2 (Reg. 811-23333) as previously filed on April 29, 2020.

(k)(3)	Joint Insured Bond Agreement is incorporated by reference to Exhibit (k)(3) to the Post-Effective Amendment No. 6 to the Registrant’s Registration Statement on Form N-2 (Reg. 811-23333) as previously filed on December 14, 2020.

(k)(4)	Joint Liability Insurance Agreement is incorporated by reference to Exhibit (k)(4) to the Post-Effective Amendment No. 6 to the Registrant’s Registration Statement on Form N-2 (Reg. 811-23333) as previously filed on December 14, 2020.

(k)(5)	Powers of Attorney for Paul S. Atkins, Dominic Garcia and Paul J. Williams are filed herewith.

(l)(1)	Opinion and Consent of Drinker Biddle & Reath LLP is incorporated by reference to Exhibit (l) to the Pre-Effective Amendment No. 3 to Registrant’s Registration Statement on Form N-2 (Reg. 811-23333) as previously filed on March 5, 2019.

(l)(2)	Opinion and Consent of Faegre Drinker Biddle & Reath LLP is incorporated by reference to Exhibit (l)(2) to the Registrant’s Registration Statement on Form N-2 (Reg. 811-23333) as previously filed on October 20, 2020.

(l)(3)	Opinion and Consent of Faegre Drinker Biddle & Reath LLP is incorporated by reference to Exhibit (l)(3) to the Registration’s Registration Statement on Form N-2 (Reg. 811-23333) as previously filed on December 14, 2020.

(l)(4)	Opinion and Consent of Faegre Drinker Biddle & Reath LLP is incorporated by reference to Exhibit (l)(4) to the Registration’s Registration Statement on Form N-2 (Reg. 811-23333) as previously filed on April 30, 2021.

(l)(5)	Opinion and Consent of Faegre Drinker Biddle & Reath LLP is filed herewith.

(m)	Not applicable.

(n)	Consent of Registrant's Independent Registered Public Accounting Firm is filed herewith.

(o)	Not applicable.

(p)	Not applicable.

(q)	Not applicable.

(r)(1)	Code of Ethics of Registrant is incorporated by reference to Exhibit (r)(1) to Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-2 (Reg. 811-23333) as previously filed on September 28, 2018.

(r)(2)	Amended and Restated Code of Ethics of Cliffwater LLC is incorporated by reference to Exhibit (r)(2) to Post-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-2 (Reg. 811-23333) as previously filed on April 29, 2020.

(r)(3)	Code of Ethics of Audax Management Company (NY), LLC is incorporated by reference to Exhibit (r)(3) to Pre-Effective Amendment No. 2 to the Registrant's Registration Statement on Form N-2 (Reg. 811-23333) as previously filed on February 28, 2019.

(r)(4)	Code of Ethics of Crescent Capital Group LP is incorporated by reference to Exhibit (r)(6) to Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-2 (Reg. 811-23333) as previously filed on February 28, 2019.

(r)(5)	Code of Ethics of BlackRock, Inc. is incorporated by reference to Exhibit (r)(7) to Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-2 (Reg. 811-23333) as previously filed on February 28, 2019.

Item 26. Marketing Arrangements

Not applicable.

Item 27. Other Expenses of Issuance and Distribution of Securities Being Registered

All figures are estimates:

Registration fees	$336,840
Legal fees	$244,500
Printing fees	$114,000
Blue Sky fees	$70,000
Transfer Agent fees	$134,000
Total	$899,340

Item 28. Persons Controlled by or Under Common Control With Registrant

The Board of Trustees of the Registrant is identical to the board of trustees of another fund. Nonetheless, the Registrant takes the position that it is not under common control with the other fund because the power residing in the Registrant’s and other fund’s respective boards arises as a result of an official position with each respective fund.

Item 29. Number of Holders of Securities

Title of Class	Number of Shareholders*
Class I Shares	12,405

*	As of June 30, 2021.

Item 30. Indemnification

Sections 8.1-8.5 of Article VIII of the Registrant’s Agreement and Declaration of Trust states:

Section 8.1	Limitation of Liability. Neither a Trustee nor an officer of the Trust, when acting in such capacity, shall be personally liable to any person other than the Trust or a beneficial owner for any act, omission or obligation of the Trust, any Trustee or any officer of the Trust. Neither a Trustee nor an officer of the Trust shall be liable for any act or omission in his capacity as Trustee or as an officer of the Trust, or for any act or omission of any other officer or any employee of the Trust or of any other person or party, provided that nothing contained herein or in the Act shall protect any Trustee or officer against any liability to the Trust or to Shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of Trustee or the duties of such officer hereunder.

Section 8.2	Indemnification. The Trust shall indemnify each of its Trustees, officers, and persons who serve at the Trust’s request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor, or otherwise, and may indemnify any trustee, director or officer of a predecessor organization (each a “Covered Person”), against all liabilities and expenses (including amounts paid in satisfaction of judgments, in compromise, as fines and penalties, and expenses including reasonable accountants’ and counsel fees) reasonably incurred in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative, regulatory, or legislative body, in which he may be involved or with which he may be threatened, while as a Covered Person or thereafter, by reason of being or having been such a Covered Person, except that no Covered Person shall be indemnified against any liability to the Trust or its Shareholders to which such Covered Person would otherwise be subject by reason of bad faith, willful misfeasance, gross negligence or reckless disregard of his duties involved in the conduct of such Covered Person’s office (such willful misfeasance, bad faith, gross negligence or reckless disregard being referred to herein as “Disabling Conduct”). Expenses, including accountants’ and counsel fees so incurred by any such Covered Person (but excluding amounts paid in satisfaction of judgments, in compromise or as fines or penalties), may be paid from time to time by the Trust in advance of the final disposition of any such action, suit or proceeding upon receipt of (a) an undertaking by or on behalf of such Covered Person to repay amounts so paid to the Trust if it is ultimately determined that indemnification of such expenses is not authorized under this Article VIII and (b) any of (i) such Covered Person provides security for such undertaking, (ii) the Trust is insured against losses arising by reason of such payment, or (iii) a majority of a quorum of disinterested, non-party Trustees, or independent legal counsel in a written opinion, determines, based on a review of readily available facts, that there is reason to believe that such Covered Person ultimately will be found entitled to indemnification.

Section 8.3	Indemnification Determinations. Indemnification of a Covered Person pursuant to Section 8.2 shall be made if (a) the court or body before whom the proceeding is brought determines, in a final decision on the merits, that such Covered Person was not liable by reason of Disabling Conduct or (b) in the absence of such a determination, a majority of a quorum of disinterested, non-party Trustees or independent legal counsel in a written opinion make a reasonable determination, based upon a review of the facts, that such Covered Person was not liable by reason of Disabling Conduct.

Section 8.4	Indemnification Not Exclusive. The right of indemnification provided by this Article VIII shall not be exclusive of or affect any other rights to which any such Covered Person may be entitled. As used in this Article VIII, “Covered Person” shall include such person’s heirs, executors and administrators, and a “disinterested, non-party Trustee” is a Trustee who is neither an Interested Person of the Trust nor a party to the proceeding in question.

Section 8.5	Shareholders. Each Shareholder of the Trust and each Class shall not be personally liable for the debts, liabilities, obligations and expenses incurred by, contracted for, or otherwise existing with respect to, the Trust or by or on behalf of any Class. The Trustees shall have no power to bind any Shareholder personally or to call upon any Shareholder for the payment of any sum of money or assessment whatsoever other than such as the Shareholder may at any time personally agree to pay pursuant to terms hereof or by way of subscription for any Shares or otherwise.

In case any Shareholder or former Shareholder of any Class shall be held to be personally liable solely by reason of his being or having been a Shareholder of such Class and not because of his acts or omissions or for some other reason, the Shareholder or former Shareholder (or his heirs, executors, administrators or other legal representatives, or, in the case of a corporation or other entity, its corporate or other general successor) shall be entitled out of the assets belonging to the applicable Class to be held harmless from and indemnified against all loss and expense arising from such liability. The Trust, on behalf of the affected Class, shall, upon request by the Shareholder, assume the defense of any claim made against the Shareholder for any act or obligation of the Class and satisfy any judgment thereon from the assets of the Class. The indemnification and reimbursement required by the preceding sentence shall be made only out of assets of the one or more Classes whose Shares were held by said Shareholder at the time the act or event occurred that gave rise to the claim against or liability of said Shareholder. The rights accruing to a Shareholder under this Section shall not impair any other right to which such Shareholder may be lawfully entitled, nor shall anything herein contained restrict the right of the Trust or any Class thereof to indemnify or reimburse a Shareholder in any appropriate situation even though not specifically provided herein.

Additionally, the Registrant’s various agreements with its service providers contain indemnification provisions.

Item 31. Business and Other Connections of Investment Adviser

Information as to each director, executive officer or partner of the Registrant’s investment adviser, Cliffwater LLC (the “Investment Manager”), together with information as to any other business, profession, vocation or employment of a substantial nature in which the Investment Manager, and each director, executive officer or partner of the Investment Manager, is or has been, at any time during the past two fiscal years, engaged in for his or her own account or in the capacity of director, officer, employee, partner or trustee, is included in its Form ADV as filed with the Securities and Exchange Commission (File No. 801-63344), and is incorporated herein by reference.

Information  as to each director, executive officer or partner of the Registrant’s investment sub-adviser, Audax Management Company (NY), LLC (“Audax”), together with information as to any other business, profession, vocation or employment of a substantial nature in which Audax, and each director, executive officer or partner of Audax, is or has been, at any time during the past two fiscal years, engaged in for his or her own account or in the capacity of director, officer, employee, partner or trustee, is included in its Form ADV as filed with the Securities and Exchange Commission (File No. 801-72999), and is incorporated herein by reference.

Information as to each director, executive officer or partner of the Registrant’s investment sub-adviser, Crescent Capital Group LP (“Crescent”), together with information as to any other business, profession, vocation or employment of a substantial nature in which Crescent, and each director, executive officer or partner of Crescent, is or has been, at any time during the past two fiscal years, engaged in for his or her own account or in the capacity of director, officer, employee, partner or trustee, is included in its Form ADV as filed with the Securities and Exchange Commission (File No. 801-71747), and is incorporated herein by reference.

Information as to each director, executive officer or partner of the Registrant’s investment sub-adviser, BlackRock Capital Investment Advisors, LLC (“BlackRock”), together with information as to any other business, profession, vocation or employment of a substantial nature in which BlackRock, and each director, executive officer or partner of BlackRock, is or has been, at any time during the past two fiscal years, engaged in for his or her own account or in the capacity of director, officer, employee, partner or trustee, is included in its Form ADV as filed with the Securities and Exchange Commission (File No. 801-112118), and is incorporated herein by reference.

Item 32. Location of Accounts and Records

All accounts, books, and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are maintained at the offices of (1) the Registrant’s Administrator, (2) the Investment Manager, (3) Audax Management Company (NY), LLC, (4) Crescent Capital Group LP, (5) BlackRock Capital Investment Advisors, LLC and/or (6) the Registrant’s counsel. The address of each is as follows:

1.	UMB Fund Services, Inc. 235 West Galena Street Milwaukee, WI 53212

2.	Cliffwater LLC 4640 Admiralty Way, 11th Floor Marina del Rey, CA 90292

3.	Audax Management Company (NY), LLC 320 Park Avenue, 19th Floor New York, NY 10022

4.	Crescent Capital Group LP 11100 Santa Monica Boulevard, Suite 2000 Los Angeles, CA 90025

5.	BlackRock Capital Investment Advisors, LLC 2951 28th Street, Suite 1000 Santa Monica, CA 90405

6.	Faegre Drinker Biddle & Reath LLP One Logan Square, Ste. 2000 Philadelphia, PA 19103

Item 33. Management Services

Not applicable.

Item 34. Undertakings

1. Not applicable.

2. Not applicable.

3. The Registrant undertakes:

(a) to file, during any period in which offers or sales are being made, a post-effective amendment to this Registration Statement:

(1) to include any prospectus required by Section 10(a)(3) of the Securities Act of 1933;

(2) to reflect in the prospectus any facts or events after the effective date of the registration statement (or the most recent post-effective amendment thereof) which, individually or in the aggregate, represent a fundamental change in the information set forth in the registration statement; and

(3) to include any material information with respect to the plan of distribution not previously disclosed in the registration statement or any material change to such information in the registration statement;

(b) that for the purpose of determining any liability under the Securities Act of 1933, each such post-effective amendment shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of those securities at that time shall be deemed to be the initial bona fide offering thereof;

(c) to remove from registration by means of a post-effective amendment any of the securities being registered which remain unsold at the termination of the offering;

(d) that, for the purpose of determining liability under the Securities Act of 1933 to any purchaser:

(1) if the Registrant is relying on Rule 430C [17 CFR 230,430B]:

(A) Each prospectus filed by the Registrant pursuant to Rule 424(b)(3) shall be deemed to be part of the registration statement as of the date the filed prospectus was deemed part of and included in the registration statement; and

(B) Each prospectus required to be filed pursuant to Rule 424(b)(2), (b)(5), or (b)(7) as part of a registration statement in reliance on Rule 430B relating to an offering made pursuant to Rule 415(a)(1)(i), (x), or (xi) for the purpose of providing the information required by Section 10(a) of the Securities Act shall be deemed to be part of and included in the registration statement as of the earlier of the date such form of prospectus is first used after effectiveness or the date of the first contract of sale of securities in the offering described in the prospectus. As provided in Rule 430B, for liability purposes of the issuer and any person that is at that date an underwriter, such date shall be deemed to be a new effective date of the registration statement relating to the securities in the registration statement to which that prospectus relates, and the offering of such securities at that time shall be deemed to be the initial bona fide offering thereof. Provided, however, that no statement made in a registration statement or prospectus that is part of the registration statement or made in a document incorporated or deemed incorporated by reference into the registration statement or prospectus that is part of the registration statement will, as to a purchaser with a time of contract of sale prior to such effective date, supersede or modify any statement that was made in the registration statement or prospectus that was part of the registration statement or made in any such document immediately prior to such effective date; or

(2) if the Registrant is subject to Rule 430C [17 CFR 230.430C]: each prospectus filed pursuant to Rule 424(b) under the Securities Act as part of a registration statement relating to an offering, other than registration statements relying on Rule 430B or other than prospectuses filed in reliance on Rule 430A, shall be deemed to be part of and included in the registration statement as of the date it is first used after effectiveness. Provided, however, that no statement made in a registration statement or prospectus that is part of the registration statement or made in a document incorporated or deemed incorporated by reference into the registration statement or prospectus that is part of the registration statement will, as to a purchaser with a time of contract of sale prior to such first use, supersede or modify any statement that was made in the registration statement or prospectus that was part of the registration statement or made in any such document immediately prior to such date of first use.

(e) that for the purpose of determining liability of the Registrant under the Securities Act of 1933 to any purchaser in the initial distribution of securities:

The undersigned Registrant undertakes that in a primary offering of securities of the undersigned Registrant pursuant to this registration statement, regardless of the underwriting method used to sell the securities to the purchaser, if the securities are offered or sold to such purchaser by means of any of the following communications, the undersigned Registrant will be a seller to the purchaser and will be considered to offer or sell such securities to the purchaser:

(1) any preliminary prospectus or prospectus of the undersigned Registrant relating to the offering required to be filed pursuant to Rule 424 under the Securities Act of 1933;

(2) free writing prospectus relating to the offering prepared by or on behalf of the undersigned Registrant or used or referred to by the undersigned Registrants;

(3) the portion of any advertisement pursuant to Rule 482 under the Securities Act of 1933 relating to the offering containing material information about the undersigned Registrant or its securities provided by or on behalf of the undersigned Registrant; and

(4) any other communication that is an offer in the offering made by the undersigned Registrant to the purchaser.

4. Not applicable.

5. Not applicable.

6. Not applicable.

7. The Registrant undertakes to send by first class mail or other means designed to ensure equally prompt delivery, within two business days of receipt of a written or oral request, any Statement of Additional Information.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in Marina del Rey in the State of California on the 16th day of July, 2021.

Cliffwater Corporate Lending Fund

By:	/s/ Stephen L. Nesbitt
Name: Stephen L. Nesbitt
Title: President

Pursuant to the requirements of the Securities Act of 1933, as amended and his Registration Statement has been signed below by the following person in the capacity and on the date indicated.

/s/ Stephen L. Nesbitt	President	July 16, 2021
Stephen L. Nesbitt

/s/ Lance J. Johnson	Treasurer	July 16, 2021
Lance J. Johnson

* Paul S. Atkins	Trustee	July 16, 2021
Paul S. Atkins

* Dominic Garcia	Trustee	July 16, 2021
Dominic Garcia

* Paul J. Williams	Trustee	July 16, 2021
Paul J. Williams

*By:	/s/ Stephen L. Nesbitt
Stephen L. Nesbitt
Attorney-In-Fact (pursuant to Power of Attorney)

Exhibit Index

(k)(5)	Powers of Attorney for Paul S. Atkins, Dominic Garcia and Paul J. Williams
(l)(5)	Opinion and Consent of Faegre Drinker Biddle & Reath LLP
(n)	Consent of Registrant's Independent Registered Public Accounting Firm